AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 102.0%
Asset-Backed Securities — 15.9%
Automobiles — 5.9%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$811,255
Series 2025-01, Class A2A, 144A
4.220%	03/19/29	500	500,307
Series 2025-01, Class A3, 144A
4.120%	05/20/30	400	399,012
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	156	156,729
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	589,054
Series 2023-03A, Class A, 144A
5.440%	02/22/28	900	906,429
Series 2024-01A, Class A, 144A
5.360%	06/20/30	500	510,984
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	275	278,813
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	114	116,081
CarMax Auto Owner Trust,
Series 2022-01, Class C
2.200%	11/15/27	50	49,951
Ford Credit Auto Owner Trust,
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,000	1,022,313
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	1,800	1,826,053
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	2,000	2,034,968
Series 2026-01, Class A, 144A
4.320%(cc)	08/15/38	1,000	992,390
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,201,472
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	98,654
Series 2025-01, Class A, 144A
4.640%	12/11/37	1,800	1,817,492
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	111	111,163
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,765	1,777,868
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	299	299,982
Series 2023-03, Class C
5.770%	11/15/30	500	507,217
Series 2023-04, Class C
6.040%	12/15/31	800	816,735
Series 2024-02, Class C
5.840%	06/17/30	500	508,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2026-01, Class C
4.260%	04/15/32	700	$690,901
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	101,712
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	204,034
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	356	357,581
Series 2025-03A, Class A1, 144A
4.080%	09/18/40	500	497,290
			19,185,364
Collateralized Loan Obligations — 7.0%
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
4.822%(c)	04/15/35	1,700	1,697,269
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.099%(c)	07/20/34	250	250,036
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.010%(c)	04/20/35	750	749,924
Eldridge CLO Ltd.,
Series 2026-03A, Class A, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
4.939%(c)	03/31/38	1,600	1,599,821
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.018%(c)	10/20/37	750	750,220
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.028%(c)	10/17/37	2,750	2,751,008
Garnet CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)
5.053%(c)	10/20/38	2,000	1,999,224
Golub Capital Partners CLO,
Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)
4.788%(c)	10/25/37	1,700	1,697,268
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
4.882%(c)	03/15/38	1,900	1,897,860
MidOcean Credit CLO Ltd. (United Kingdom),
Series 2024-14A, Class A1R, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
4.926%(c)	04/15/37	1,500	1,500,000
A1

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
4.911%(c)	10/12/30	48	$48,153
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
5.088%(c)	03/15/38	1,600	1,599,353
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)
4.928%(c)	03/20/38	2,200	2,198,262
Regatta Funding Ltd. (Cayman Islands),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.218%(c)	04/25/37	2,250	2,251,125
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.089%(c)	10/20/31	83	83,067
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
4.959%(c)	04/20/31	14	13,703
Sixth Street CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1R2, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
4.868%(c)	01/17/39	1,750	1,747,860
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.003%(c)	10/23/31	47	46,732
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
5.194%(c)	01/15/32	124	124,634
			23,005,519
Consumer Loans — 2.0%
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33	1,100	1,106,663
Series 2026-01A, Class A, 144A
4.370%	02/15/34	900	896,388
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A3, 144A
5.020%	06/25/60	700	707,669
Series 2025-02A, Class A4, 144A
4.890%	06/25/60	481	480,189
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	359	353,820
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
4.432%(c)	06/16/36	600	600,187
Series 2022-02A, Class A, 144A
4.890%	10/14/34	15	15,130
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	1,800	$1,825,489
SoFi Consumer Loan Program Trust,
Series 2026-01, Class A, 144A
4.060%	12/26/35	548	547,532
			6,533,067
Equipment — 0.3%
DLLMT LLC,
Series 2026-01A, Class A3, 144A
4.200%	12/20/29	700	698,348
PEAC Solutions Receivables LLC,
Series 2026-01A, Class A2, 144A
4.270%	10/20/28	400	399,801
			1,098,149
Home Equity Loans — 0.7%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
4.873%(c)	02/25/55	380	380,056
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	545	549,699
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	175	176,440
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	51	51,552
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	49	49,291
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	333	335,553
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	316	315,405
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	305	306,223
			2,164,219
Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	21	19,816
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	27	25,709
			45,525

Total Asset-Backed Securities (cost $51,833,332)			52,031,843
Commercial Mortgage-Backed Securities — 9.6%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	75	74,526

A2

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	228	$225,631
Series 2017-BNK08, Class A3
3.229%	11/15/50	75	73,770
Series 2019-BN19, Class A2
2.926%	08/15/61	4,254	4,070,662
Series 2019-BN20, Class A2
2.758%	09/15/62	1,619	1,526,974
Series 2020-BN25, Class A3
2.391%	01/15/63	29	28,582
Series 2020-BN25, Class A4
2.399%	01/15/63	650	606,766
Series 2020-BN26, Class A3
2.155%	03/15/63	250	230,528
Series 2020-BN28, Class A3
1.584%	03/15/63	1,453	1,291,713
Series 2021-BN38, Class A1
1.274%	12/15/64	228	225,727
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	827,065
Barclays Commercial Mortgage Securities Trust,
Series 2021-C11, Class A4
2.043%	09/15/54	165	146,969
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	74	73,150
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,343,138
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,911,513
Series 2020-B20, Class A3
1.945%	10/15/53	657	624,168
Series 2020-B21, Class A4
1.704%	12/17/53	500	447,979
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	87,686
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,098,285
Series 2021-B25, Class ASB
2.271%	04/15/54	250	237,223
Series 2022-B35, Class ASB
4.442%(cc)	05/15/55	3,400	3,389,562
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	206	205,337
Series 2017-CD06, Class A4
3.190%	11/13/50	476	468,745
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	48	48,045
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,383,044
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	285	281,236
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A3
2.646%	07/10/49	10	$10,162
Series 2017-P07, Class AAB
3.509%	04/14/50	42	41,787
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	1,017,183
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	263	261,455
Series 2016-COR01, Class ASB
2.972%	10/10/49	44	43,649
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	450	448,144
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	1,307,107
Series 2020-C19, Class A2
2.320%	03/15/53	1,000	924,842
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.257%(cc)	07/25/26	38,574	52,469
GS Mortgage Securities Trust,
Series 2020-GC45, Class A3
2.639%	02/13/53	100	96,346
Series 2020-GC45, Class A4
2.658%	02/13/53	100	93,770
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	978,512
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5
3.639%	11/15/47	125	122,756
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A4
2.840%	11/15/49	402	400,169
Series 2016-C32, Class ASB
3.514%	12/15/49	149	148,648
Morgan Stanley Capital I Trust,
Series 2020-HR08, Class A3
1.790%	07/15/53	1,538	1,386,869
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	135	133,868
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A3
2.652%	08/15/49	2,000	1,988,489
Series 2016-LC24, Class A4
2.942%	10/15/49	275	273,380
Series 2017-C41, Class A2
2.590%	11/15/50	778	765,531
Series 2020-C55, Class A3
2.462%	02/15/53	100	97,401

Total Commercial Mortgage-Backed Securities (cost $30,969,904)			31,520,561

A3

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 32.7%
Aerospace & Defense — 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	1,130	$1,062,920
3.550%	03/01/38	780	647,693
3.625%	03/01/48	850	591,155
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	4,854
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	151	149,185
4.950%	03/16/36	125	124,014
			2,579,821
Agriculture — 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	54	53,411
5.625%	08/15/35	1,155	1,188,667
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	289,978
			1,532,056
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	37	33,547
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	375	372,219
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	375	334,103
2.400%	04/10/28	545	522,634
2.400%	10/15/28	945	895,644
5.000%	04/09/27	550	552,572
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	06/23/27	850	853,387
			3,530,559
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	50	51,125
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	15	15,218
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	20	20,025
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	150	$149,773
			236,141
Banks — 9.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29	260	247,269
2.972%(ff)	02/04/33	2,890	2,615,812
3.194%(ff)	07/23/30	35	33,579
4.376%(ff)	04/27/28	2,720	2,717,696
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	36,269
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.904%(ff)	09/30/28	500	479,934
3.132%(ff)	01/20/33	225	202,525
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	200	198,558
5.875%	04/30/29	200	208,738
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	630	584,314
2.976%(ff)	11/05/30	250	236,014
3.057%(ff)	01/25/33	3,005	2,713,135
Sub. Notes
4.450%	09/29/27	15	14,997
5.827%(ff)	02/13/35	435	440,513
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	5,150	5,082,764
1.992%(ff)	01/27/32	180	158,074
2.600%	02/07/30	25	23,255
2.615%(ff)	04/22/32	260	233,583
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.437%(c)	07/01/26(oo)	240	240,105
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	260	259,575
1.953%(ff)	02/04/32	30	26,435
2.069%(ff)	06/01/29	150	142,704
2.963%(ff)	01/25/33	4,735	4,293,269
4.005%(ff)	04/23/29	55	54,533
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	289,199
4.210%(ff)	04/20/28	485	483,634
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	13,134
2.699%(ff)	01/22/31	1,040	965,985
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	2,935	2,637,972
Sub. Notes, GMTN
4.350%	09/08/26	545	544,918

A4

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, MTN
3.950%	04/23/27	55	$54,664
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
4.893%	03/27/31	550	550,572
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	18,654
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	244,173
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27	200	197,233
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.250%	06/01/26	205	204,077
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	229,119
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	3,210	2,970,199
3.526%(ff)	03/24/28	695	689,313
			31,336,496
Beverages — 0.0%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	19,747
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29	30	28,950
3.150%	02/21/40	395	306,907
5.150%	11/15/41	400	379,963
5.250%	03/02/33	580	595,087
			1,310,907
Building Materials — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	38,778
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	140	142,299
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	15	15,236
			196,313
Chemicals — 0.2%
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30	245	248,981
6.750%	05/02/34	415	432,173
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		60	$59,162
				740,316
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	265,002
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		695	571,846
				836,848
Computers — 0.0%
Leidos, Inc.,
Gtd. Notes
5.000%	03/15/36		200	193,339
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		5	4,786
Diversified Financial Services — 0.9%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,990	1,984,817
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29		70	66,379
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28		200	189,393
2.710%	01/22/29		200	189,842
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26		250	246,517
Synchrony Financial,
Sr. Unsec’d. Notes
4.947%(ff)	02/25/32		215	208,744
				2,885,692
Electric — 3.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		2,220	2,197,918
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31		50	43,464
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31		20	18,026
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31		20	18,033

A5

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
6.045%	01/28/34	550	$533,005
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51(k)	1,570	1,020,520
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	29,770
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	74,549
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	183,740
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	13,400
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,187,798
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	210	199,338
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33	3,000	2,850,295
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	201,563
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	39,213
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	91,810
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	415,317
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,531,299
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	33,307
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	42,970
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	690	685,376
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	188,898
			11,599,609
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.4%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	580	$565,819
4.250%	10/31/26	640	637,984
			1,203,803
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	202,609
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	145	150,978
			353,587
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	30,651
Foods — 0.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.750%	04/01/33	330	340,173
Sr. Unsec’d. Notes, 144A
5.625%	03/10/37	240	240,389
			580,562
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	28,425
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	754,951
			783,376
Healthcare-Products — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	17,931
Augusta SpinCo Corp.,
Gtd. Notes
5.245%	03/23/36	240	240,025
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,726
			262,682
Healthcare-Services — 0.8%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	919,076
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	59,507

A6

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Unsec’d. Notes
2.400%	03/15/30	292	$269,777
CommonSpirit Health,
Sec’d. Notes
4.352%	09/01/30	320	315,494
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	61,582
HCA, Inc.,
Gtd. Notes
3.125%	03/15/27	160	157,981
3.375%	03/15/29	10	9,685
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	70,268
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	17,940
2.750%	05/15/40	70	50,849
4.750%	05/15/52	210	176,586
5.000%	04/15/34	245	245,041
5.750%	07/15/64	110	104,724
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	26,116
			2,484,626
Home Builders — 0.2%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	721,066
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,907
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	60	62,046
Insurance — 0.5%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	89,197
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
4.900%	08/21/32	128	126,044
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	500	339,147
4.569%	02/01/29	907	902,705
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	49,026
			1,506,119
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.7%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.400%	02/15/33	80	$78,975
4.700%	11/15/35	230	227,312
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.550%	03/13/33	305	302,050
4.875%	03/13/36	435	430,947
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	1,038	1,069,009
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.600%	11/15/32	135	133,598
4.875%	11/15/35	120	117,697
			2,359,588
Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	125	129,844
Lodging — 0.1%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	402,736
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	22,277
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	75	77,921
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	13,239
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	275	275,762
			366,922
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	121,469
2.300%	02/01/32(a)	390	334,252
5.050%	03/30/29	1,235	1,241,185
5.125%	07/01/49	385	295,449
6.550%	06/01/34	80	83,004
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	65,558

A7

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	$336,771
3.500%	08/15/27	600	591,745
			3,069,433
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	75	76,353
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	02/15/34	200	202,484
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	55	55,727
			334,564
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	375	383,513
Office/Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,250,152
Oil & Gas — 2.4%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.000%	12/15/29	2,150	2,179,536
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,770,668
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.875%	04/15/32	190	194,367
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	130	138,810
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	790	833,727
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	220	220,000
4.875%	04/03/28	210	212,243
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	729,187
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	13,529
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	$1,466,310
			7,758,377
Packaging & Containers — 0.6%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,207,104
Ball Corp.,
Gtd. Notes
5.500%	09/15/33	235	235,221
6.000%	06/15/29	350	355,683
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	149,790
			1,947,798
Pharmaceuticals — 0.5%
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	18,238
3.450%	12/15/27	30	29,553
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	90	79,412
2.700%	08/21/40	760	532,515
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	9	8,958
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	630	570,724
3.850%	06/22/40	55	41,752
4.000%	06/22/50	650	425,589
			1,706,741
Pipelines — 1.9%
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	240	244,533
Sr. Unsec’d. Notes
4.950%	06/15/28	505	510,324
5.150%	03/15/45	1,080	941,899
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29(a)	40	38,543
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	1,125	933,998
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	608,279
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	70	72,017

A8

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	$1,274,932
6.250%	07/01/52	305	303,732
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	253,426
3.500%	11/15/30	965	917,169
			6,098,852
Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	593,215
Real Estate Investment Trusts (REITs) — 1.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	14,395
2.500%	08/16/31	5	4,446
4.050%	07/01/30	1,980	1,925,945
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,518
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	99,084
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	38,856
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	37,955
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	44,029
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	350,137
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,751
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,755,567
2.700%	07/15/31	20	17,902
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	910	915,340
			5,222,925
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	278,786
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	$14,866
			293,652
Semiconductors — 0.8%
Broadcom, Inc.,
Sr. Unsec’d. Notes
3.419%	04/15/33(k)	2,275	2,080,915
3.469%	04/15/34	190	171,230
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	280	237,901
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	29,800
			2,519,846
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	1,270	1,246,533
Software — 0.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.800%	03/10/31	355	352,093
Oracle Corp.,
Sr. Unsec’d. Notes
5.500%	08/03/35	160	152,853
6.550%	02/04/46	85	79,359
6.700%	02/04/56	115	106,520
6.850%	02/04/66	105	96,399
Salesforce, Inc.,
Sr. Unsec’d. Notes
6.550%	03/15/56	115	115,278
6.700%	03/15/66	80	81,229
			983,731
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,337,307
3.550%	09/15/55	610	396,620
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	120	122,192
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,475	1,340,334
3.875%	04/15/30	415	404,014
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	238	207,756
2.550%	03/21/31	390	354,074
2.650%	11/20/40	295	207,137

A9

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
5.401%	07/02/37	411	$409,450
			4,778,884
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	207,021

Total Corporate Bonds (cost $108,348,568)			106,703,206
Residential Mortgage-Backed Securities — 2.9%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63	3,103	3,011,887
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	596	548,375
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	436	386,950
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	356	349,625
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.162%(c)	10/25/43	144	144,223
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.662%(c)	05/25/45	181	181,140
Series 2025-R05, Class 2A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
4.662%(c)	07/25/45	537	536,895
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	344	329,190
Fannie Mae REMIC,
Series 2020-101, Class AI, IO
3.500%	01/25/51	1,103	207,937
Series 2026-08, Class BS, IO, 30 Day Average SOFR x (1) + 4.300% (Cap 4.300%, Floor 0.000%)
0.638%(c)	02/25/56	3,117	63,010
Series 2026-18, Class SB, IO, 30 Day Average SOFR x (1) + 4.150% (Cap 4.150%, Floor 0.000%)
0.478%(c)	04/25/56	1,500	26,997
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.562%(c)	04/25/42	2,181	2,220,062
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
5.812%(c)	09/25/42	150	150,596
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	168	3,611
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	878	$189,000
Government National Mortgage Assoc.,
Series 2020-126, Class BI, IO
3.000%	08/20/50	433	71,616
Series 2021-114, Class TI, IO
3.000%	06/20/51	469	62,610
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	436	8,824
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.177%(c)	04/20/52	565	17,824
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.177%(c)	04/20/52	538	16,761
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	419	7,952
Series 2022-093, Class IO, IO
3.000%	08/20/51	2,050	213,426
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.277%(c)	07/20/52	1,099	22,969
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.277%(c)	07/20/52	838	19,130
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	878	15,427
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	339	320,147
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61	300	283,313

Total Residential Mortgage-Backed Securities (cost $9,240,091)			9,409,497
Sovereign Bonds — 2.3%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30	380	381,425
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30	768	779,520
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41	235	205,625
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37(a)	880	920,920

A10

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,216	$1,212,960
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	640	570,953
3.300%	03/15/28	1,000	986,187
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30	200	179,635
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	560	569,240
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	1,240	1,234,730
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	600	604,200

Total Sovereign Bonds (cost $7,632,742)			7,645,395
U.S. Government Agency Obligations — 29.7%
Federal Home Loan Mortgage Corp.
2.000%	05/01/42	358	310,363
2.000%	04/01/51	73	58,936
2.000%	06/01/51	3,445	2,796,748
2.000%	09/01/51	1,931	1,582,704
2.500%	10/01/35	511	483,251
2.500%	07/01/51	1,612	1,367,146
2.500%	08/01/51	1,533	1,299,099
2.500%	04/01/52	1,678	1,427,119
3.000%	09/01/46	905	817,382
3.000%	12/01/46	443	399,317
3.000%	02/01/52	407	358,678
3.000%	02/01/52	787	700,976
3.500%	06/01/37	263	253,036
3.500%	03/01/48	482	450,557
3.500%	07/01/52	1,432	1,314,788
4.000%	05/01/52	1,068	1,011,457
4.000%	06/01/52	748	707,588
4.500%	06/01/52	928	899,932
4.500%	07/01/52	1,382	1,339,420
4.500%	09/01/52	685	664,232
5.000%	06/01/52	1,417	1,404,270
5.000%	11/01/52	391	387,983
5.000%	01/01/53	1,557	1,543,098
5.000%	05/01/53	505	500,341
5.000%	06/01/53	1,531	1,516,895
5.000%	08/01/53	997	986,988
5.000%	11/01/54	2,095	2,067,522
5.500%	01/01/53	2,972	2,997,573
5.500%	02/01/53	783	789,939
6.000%	12/01/52	674	692,081
6.750%	09/15/29	90	98,233
6.750%	03/15/31	1,230	1,381,182
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc.
0.875%	08/05/30	175	$153,778
1.500%	11/01/50	400	309,533
1.500%	02/01/51	2,682	2,072,782
2.000%	03/01/31	234	224,413
2.000%	01/01/32	495	469,409
2.000%	05/01/42	1,406	1,218,907
2.000%	10/01/50	1,052	856,826
2.000%	12/01/50	105	85,452
2.000%	01/01/51	1,333	1,085,073
2.000%	02/01/51	37	30,269
2.000%	04/01/51	2,954	2,400,508
2.000%	05/01/51	1,424	1,155,922
2.500%	07/01/32	269	257,789
2.500%	08/01/32	302	290,075
2.500%	09/01/32	281	269,709
2.500%	07/01/35	944	900,659
2.500%	04/01/51	412	349,357
2.500%	06/01/51	2,322	1,969,709
2.500%	08/01/51	376	318,724
2.500%	02/01/52	1,871	1,600,189
2.500%	04/01/52	952	814,770
3.000%	05/01/35	955	916,696
3.000%	06/01/36	721	695,489
3.000%	07/01/36	578	555,281
3.000%	06/01/51	495	435,337
3.000%	02/01/52	1,460	1,285,874
3.000%	04/01/52	868	764,092
3.000%	05/01/52	788	693,640
3.500%	05/01/48	2,186	2,027,796
3.500%	02/01/52	710	656,236
3.500%	04/01/52	2,310	2,120,293
3.500%	05/01/52	2,636	2,419,814
3.500%	09/01/52	1,762	1,617,425
4.000%	01/01/50	375	358,505
4.000%	05/01/50	395	377,156
4.000%	05/01/52	1,104	1,044,907
4.000%	06/01/52	2,173	2,059,405
4.336%(s)	03/17/31	390	315,087
4.500%	TBA	3,500	3,377,520
4.500%	10/01/48	183	178,951
4.500%	11/01/48	194	190,523
4.500%	12/01/48	161	157,969
4.500%	07/01/52	323	312,238
4.500%	08/01/52	122	118,692
4.500%	09/01/52	679	658,090
4.500%	12/01/52	576	558,449
4.500%	01/01/53	446	432,010
5.000%	TBA	500	493,063
5.000%	06/01/52	653	647,326
5.000%	09/01/52	604	598,941
5.000%	10/01/52	1,610	1,596,273
5.000%	11/01/55	491	484,338
5.500%	11/01/53	820	825,948
5.500%	10/01/54	398	400,488
6.000%	01/01/53	1,559	1,596,441
6.000%	09/01/53	326	333,149

A11

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.625%	11/15/30	290	$322,225
Government National Mortgage Assoc.
2.000%	10/20/50	1,742	1,440,916
2.000%	01/20/51	630	521,084
3.000%	03/20/47	1,018	921,706
3.000%	01/20/50	457	409,983
3.500%	06/20/42	342	324,143
3.500%	03/20/43	204	193,516
3.500%	06/20/46	2,260	2,116,854
3.500%	02/20/52	1,526	1,413,170
4.000%	09/20/47	1,488	1,422,093
4.000%	02/20/48	113	107,679
4.000%	04/20/48	407	387,911
4.000%	04/20/49	401	380,893
4.000%	01/20/50	45	42,895
4.000%	02/20/50	65	62,138
4.000%	07/20/50	99	94,114
4.000%	06/20/52	390	368,687
4.500%	08/20/48	1,048	1,031,924
4.500%	05/20/52	754	734,529
5.000%	03/20/53	220	219,048
5.500%	05/20/53	1,700	1,724,903
6.000%	09/20/54	290	294,852
7.000%	06/20/54	823	855,122
7.000%	11/20/54	261	271,169
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	126,409
5.250%	02/01/55	250	246,550

Total U.S. Government Agency Obligations (cost $99,194,430)			96,780,642
U.S. Treasury Obligations — 8.9%
U.S. Treasury Bonds
2.375%	05/15/51	2,575	1,610,582
2.875%	05/15/52	4,425	3,068,461
3.250%	05/15/42	1,495	1,231,974
3.875%	05/15/43	1,140	1,010,681
4.000%	11/15/52	2,550	2,191,008
4.125%	08/15/44	1,075	975,059
4.500%	02/15/44	820	783,997
4.625%	05/15/44	4,140	4,015,153
4.625%	11/15/44	4,640	4,489,200
4.750%	05/15/55	715	696,120
4.750%	08/15/55	355	345,848
5.000%	05/15/45	3,170	3,211,606
U.S. Treasury Notes
3.875%	03/31/31	285	284,087
4.250%	03/31/33	790	795,431
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	315	187,188
3.229%(s)	05/15/41	3,350	1,587,291
3.274%(s)	05/15/43	4,820	2,025,758
4.920%(s)	08/15/48	305	96,726
5.020%(s)	05/15/44	335	132,881
5.038%(s)	08/15/43	240	99,303
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
5.245%(s)	08/15/45	260	$96,103

Total U.S. Treasury Obligations (cost $30,470,524)			28,934,457

Total Long-Term Investments—102.0% (cost $337,689,591)			333,025,601

	Shares
Short-Term Investments — 0.7%
Affiliated Mutual Funds — 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	1,317,593	1,317,593
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $868,813; includes $865,830 of cash collateral for securities on loan)(b)(wb)	869,443	868,834

Total Affiliated Mutual Funds (cost $2,186,406)		2,186,427
Options Purchased*~ — 0.0%
(cost $6,481)		11,771

Total Short-Term Investments (cost $2,192,887)		2,198,198

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.7% (cost $339,882,478)		335,223,799

Options Written*~ — (0.0)%
(premiums received $5,885)	(13,304)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.7% (cost $339,876,593)	335,210,495

Liabilities in excess of other assets(z) — (2.7)%	(8,916,233)

Net Assets — 100.0%	$326,294,262

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation

A12

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
CMS	Constant Maturity Swap
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $845,763; cash collateral of $865,830 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,639,766)	2.000%	TBA	04/13/26	$(2,000)		$(1,610,469)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		273	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		545	—
Total OTC Traded (cost $607)									$—

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%	116	$588
A13

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	460	$1,392
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	460	3
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		680	1,887
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		680	2
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		705	7,179
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		705	6
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		116	714
Total OTC Swaptions (cost $5,874)									$11,771
Total Options Purchased (cost $6,481)									$11,771
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		116	$(360)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	920	(1,400)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		1,360	(2,038)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		705	(4,837)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		705	(3,556)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		116	(1,113)
Total Options Written (premiums received $5,885)									$(13,304)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
48	2 Year U.S. Treasury Notes	Jun. 2026	$9,957,375	$(61,520)
64	5 Year U.S. Treasury Notes	Jun. 2026	6,923,500	(65,744)
90	10 Year U.S. Treasury Notes	Jun. 2026	9,994,219	(18,356)
100	10 Year U.S. Ultra Treasury Notes	Jun. 2026	11,351,563	(228,737)
76	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	8,858,750	(276,509)
				(650,866)
A14

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
15	20 Year U.S. Treasury Bonds	Jun. 2026	$1,708,125	$4,112
				$(646,754)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/26	MSI	EUR	128	$148,083	$147,745	$—	$(338)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/26	SSB	EUR	128	$151,047	$147,745	$3,302	$—
Expiring 05/12/26	MSI	EUR	128	148,369	148,032	337	—
				$299,416	$295,777	3,639	—
						$3,639	$(338)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/27	1.000%(Q)		95	0.089%	$1,075	$809	$266	BARC
Hellenic Republic	12/20/27	1.000%(Q)		70	0.137%	1,040	762	278	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	155	0.174%	45	52	(7)	BARC
						$2,160	$1,623	$537

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	13,990	0.631%	$227,434	$246,144	$18,710
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
A15

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreement outstanding at March 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
655	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	$9,579	$23,043	$13,464

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16